                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2000.

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Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
               [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn                  Boston, Massachusetts  November 14, 2000
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Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.
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                                                                        SEC 1685
(5/91)


Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     87
                                        ----------


Form 13F Information Table Value Total:  $2,527,516 (x 1000)
                                         -------------------


List of Other Included Managers:
     01  Jonathon S. Jacobson (File Number 28-7618)
     02  Richard L. Grubman (File Number 28-7616)
         Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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
                   Item 1:         Item 2:        Item 3:   Item 4:    Item 5:               Item 6:    Item 7:        Item 8:
                                    Title                             SHARES OR
                                     Of           CUSIP      VALUE    PRINCIPAL  SH/   PUT/ INVESTMENT   OTHER   -VOTING AUTHORITY-
               Name Of Issuer       Class         Number    x$1000      AMOUNT   PRN   CALL DISCRIPTION MANAGERS  SOLE SHARED NONE
               --------------       -----         ------    ------    ---------  ---   ---- ----------- --------  ---- ------ ----
A T & T Corp                         COM        001957109   208,549   7,099,530  SHRS         OTHER      01/02            X
Aetna Inc                            COM        008117103     9,000     155,000  SHRS         OTHER      01/02            X
Alcoa Inc                            COM        013817101    42,824   1,691,810  SHRS         OTHER      01/02            X
American Axle & Mfg Hldgs Inc        COM        024061103     6,124     569,700  SHRS         OTHER      01/02            X
Apple Computer Inc                   COM        037833100     1,030      40,000  SHRS         OTHER      01/02            X
Associates First Cap Corp            CL A       046008108    26,009     684,450  SHRS         OTHER      01/02            X
AXA Finl Inc                         COM        002451102    42,451     833,400  SHRS         OTHER      01/02            X
Bally Total Fitness Hldg Corp        COM        05873K108    39,756   1,590,250  SHRS         OTHER      01/02            X
BCE Inc                              COM        05534B109    17,662     755,600  SHRS         OTHER      01/02            X
Best Buy Inc                         COM        086516101    21,295     334,700  SHRS         OTHER      01/02            X
BMC Software Inc                     COM        055921100    19,316   1,010,000  SHRS         OTHER      01/02            X
C-Cube Microsystems Inc              COM        12501N108     4,100     200,000  SHRS         OTHER      01/02            X
Circuit City Stores Inc         Circt City Grp  172737108       460      20,000  SHRS Call    OTHER      01/02            X
Cisco Sys Inc                        COM        17275R102       774      14,000  SHRS         OTHER      01/02            X
Citizens Communications Co           COM        17453B101    12,258     912,200  SHRS         OTHER      01/02            X
City Investing Co Liq Tr         UNIT BEN INT   177900107       752     586,900  SHRS         OTHER      01/02            X
Comdisco Inc                         COM        200336105       438      23,000  SHRS         OTHER      01/02            X
Conoco Inc                           CL B       208251405     8,495     315,356  SHRS         OTHER      01/02            X
Consolidated Freightways Corp        COM        209232107       200      40,000  SHRS         OTHER      01/02            X
CVS Corp                             COM        126650100   216,576   4,676,400  SHRS         OTHER      01/02            X
Delhaize Amer Inc                    CL A       246688105    28,114   1,612,300  SHRS         OTHER      01/02            X
Delhaize Amer Inc                    CL B       246688204     7,316     436,800  SHRS         OTHER      01/02            X
Du Pont E I De Nemours & Co          COM        263534109       791      19,087  SHRS         OTHER      01/02            X
Eastman Kodak Co                     COM        277461109     2,927      71,600  SHRS         OTHER      01/02            X
El Paso Elec Co                      COM        283677854    79,227   5,753,600  SHRS         OTHER      01/02            X
Elan PLC                         WT EXP 123101  284131703    22,312     300,500  SHRS         OTHER      01/02            X
EMC Corp Mass                        COM        268648102     9,587      96,718  SHRS         OTHER      01/02            X
Fedex Corp                           COM        31428X106    58,857   1,327,400  SHRS         OTHER      01/02            X
Florida East Coast Inds              COM        340632108     7,032     171,500  SHRS         OTHER      01/02            X
FMC Corp                             COM        302491303    40,338     601,500  SHRS         OTHER      01/02            X
General Dynamics Corp                COM        369550108    36,780     585,548  SHRS         OTHER      01/02            X
General Mtrs Corp                    CL H       370442832    10,552     283,818  SHRS         OTHER      01/02            X
General Mtrs Corp                    COM        370442105    45,691     702,931  SHRS         OTHER      01/02            X
General Mtrs Corp                    COM        370442105    22,750     350,000  SHRS Call    OTHER      01/02            X
Gentiva Health Services Inc          COM        37247A102    22,381   1,755,373  SHRS         OTHER      01/02            X
Georgia Pac Corp                COM-TIMBER GRP  373298702    44,137   1,642,300  SHRS         OTHER      01/02            X
Global Crossing Ltd                  COM        G3921A100     2,607      84,108  SHRS         OTHER      01/02            X
Golden St Bancorp Inc           WT EXP 000000   381197136     3,489   2,863,100  SHRS         OTHER      01/02            X
Hudson City Bancorp                  COM        443683107     6,503     382,500  SHRS         OTHER      01/02            X
IGEN Inc                             COM        449536101     2,757     137,010  SHRS         OTHER      01/02            X
Illinois Tool Wks Inc                COM        452308109     2,392      42,804  SHRS         OTHER      01/02            X
IMS Health Inc                       COM        449934108    26,975   1,300,000  SHRS         OTHER      01/02            X
Inrange Technologies                 COM        45769V206     3,505      66,123  SHRS         OTHER      01/02            X
Intel Corp                           COM        458140100    10,399     250,208  SHRS         OTHER      01/02            X
Ivex Packaging Corp Del              COM        465855104     8,425     858,600  SHRS         OTHER      01/02            X
Jackpot Enterprises Inc.             COM        466392107     8,008     842,900  SHRS         OTHER      01/02            X
Johnson & Johnson                    COM        478160104     6,517      69,374  SHRS         OTHER      01/02            X
King Pharmaceuticals Inc             COM        495582108    49,653   1,484,936  SHRS         OTHER      01/02            X
K Mart Corp                          COM        482584109    12,000   2,000,000  SHRS         OTHER      01/02            X
Lakes Gaming Inc                     COM        51206P109     4,533     525,549  SHRS         OTHER      01/02            X
Laser Mtg Mgmt Inc                   COM        51806D100    10,032   3,275,900  SHRS         OTHER      01/02            X
Lycos Inc                            COM        550818108    12,577     182,898  SHRS         OTHER      01/02            X
Lycos Inc                            COM        550818108       172       2,500  SHRS Call    OTHER      01/02            X
Mack Cali Rlty Corp                  COM        554489104     8,806     312,402  SHRS         OTHER      01/02            X
Mead Corp                            COM        582834107       468      20,000  SHRS         OTHER      01/02            X
Methode Electronics                  CL A       591520200       443      10,000  SHRS Call    OTHER      01/02            X
Microsoft Corp                       COM        594918104     1,737      28,800  SHRS         OTHER      01/02            X
Montana Power Co                     COM        612085100       431      12,900  SHRS         OTHER      01/02            X
Mony Group Inc                       COM        615337102    56,284   1,411,500  SHRS         OTHER      01/02            X
Motorola Inc                         COM        620076109     7,286     257,907  SHRS         OTHER      01/02            X
Nasdaq 100 TR                     UNIT SER 1    631100104     1,064      12,000  SHRS         OTHER      01/02            X
National Australia Bk Ltd       CAP UTS EXCHBL  632525309     6,328     250,000  SHRS         OTHER      01/02            X
Newhall Land & Farming Co CAL   DEPOSITARY REC  651426108    58,447   2,485,000  SHRS         OTHER      01/02            X
Pactiv Corp                          COM        695257105   175,230  15,663,000  SHRS         OTHER      01/02            X
Parametric Technology Corp           COM        699173100       656      60,000  SHRS         OTHER      01/02            X
Park Place Entmt Corp                COM        700690100   220,859  14,602,220  SHRS         OTHER      01/02            X
Phelps Dodge Corp                    COM        717265102     1,331      31,890  SHRS         OTHER      01/02            X
Readers Digest Assn Inc          CL A NON VTG   755267101   195,769   5,543,900  SHRS         OTHER      01/02            X
Readers Digest Assn Inc              CL B       755267200    13,502     427,800  SHRS         OTHER      01/02            X
Ross Stores Inc                      COM        778296103    21,678   1,508,000  SHRS         OTHER      01/02            X
Royal Dutch Pete Co             NY REG GLD1.25  780257804     2,152      35,900  SHRS         OTHER      01/02            X
Scottish Annuity & Life Hldgs        ORD        G7885T104     6,746     729,300  SHRS         OTHER      01/02            X
Seagate Technology                   COM        811804103    64,777     938,800  SHRS         OTHER      01/02            X
Shaw Communications Inc           CL B CONV     82028K200    50,949   2,245,700  SHRS         OTHER      01/02            X
Southern Energy Inc                  COM        842816100     2,981      95,000  SHRS         OTHER      01/02            X
St Joe Co                            COM        790148100    32,701   1,178,400  SHRS         OTHER      01/02            X
Station Casinos Inc                  COM        857689103    28,511   2,000,800  SHRS         OTHER      01/02            X
Telefonica S A                  SPONSORED ADR   879382208     3,954      66,522  SHRS         OTHER      01/02            X
TeleSpectrum World Wide Inc          COM        87951U109     1,122   1,795,519  SHRS         OTHER      01/02            X
Texaco Inc.                          COM        881694103     4,016      76,500  SHRS         OTHER      01/02            X
TJX Cos Inc                          COM        872540109    47,700   2,120,000  SHRS         OTHER      01/02            X
Total Renal Care Hldgs Inc           COM        89151A107    20,251   2,700,100  SHRS         OTHER      01/02            X
Toys R Us Inc                        COM        892335100    56,860   3,499,100  SHRS         OTHER      01/02            X
VoiceStream Wireless Corp            COM        928615103    30,733     264,800  SHRS         OTHER      01/02            X
Waddell & Reed Finl Inc              CL B       930059209   115,229   3,973,413  SHRS         OTHER      01/02            X
Yahoo Inc                            COM        984332106       564       6,200  SHRS         OTHER      01/02            X
Yahoo Inc                            COM        984332106       546       6,000  SHRS Call    OTHER      01/02            X
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